Risks And Uncertainties (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 integer	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Risks And Uncertainties Details [Abstract]
Cash and cash equivalents	$ 1,704	$ 2,522	$ 1,754	$ 844
Percent Of Revenue Generated Outside US	88.00%
Number of countries in which AES operates	28
Percent Of Revenue From Discontinued Operations Generated Outside US	41.00%